Commitments, liabilities and contingencies - Summary of Contingent Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Contingent liabilities on account of liquidated damages
Disclosure of contingent liabilities [line items]
Contingent liability	₨ 484	$ 6	₨ 1,544
Contingent liabilities on account of transmission penalties
Disclosure of contingent liabilities [line items]
Contingent liability	1,283	15	1,259
VAT, GST, service tax, entry tax matters
Disclosure of contingent liabilities [line items]
Contingent liability			52
Income tax disallowances / demands under litigation
Disclosure of contingent liabilities [line items]
Contingent liability	190	2	166
Others
Disclosure of contingent liabilities [line items]
Contingent liability	₨ 759	$ 9	₨ 429